Cash and Cash Equivalents (Details 1) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Documents held by other banks (documents to be cleared)	$ 217,394	$ 210,546
Funds receivable	137,668	143,211
Subtotal	355,062	353,757
Liabilities
Funds payable	198,248	163,043
Subtotal	198,248	163,043
Cash in process of collection, net	$ 156,814	$ 190,714